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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2004
                                               --------------------


Check here if Amendment [  x  ]; Amendment Number    1

This Amendment (Check only one.):     [   ]  is a restatement.
                                      [ X ]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS NOT REPORTED ON THE FORM FILED ON NOVEMBER 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date of Signing:

 /s/ James E. Buck II              Greenwich, Connecticut           May 19, 2005
------------------------           ----------------------           ------------
      [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                          0
                                                 -------------

Form 13F Information Table Entry Total:                     1
                                                 -------------

Form 13F Information Table Value Total:            $   16,594
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None


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
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                                                                   FORM 13F INFORMATION TABLE
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           COLUMN 1                  COLUMN 2      COLUMN 3     COLUMN 4               COLUMN 5               COLUMN 6      COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                    VALUE       SHRS OR PRN    SH/     PUT/     INVESTMENT      OTHER
        NAME OF ISSUER                CLASS          CUSIP      (X1000)        AMOUNT       PRN     CALL     DISCRETION     MANAGERS
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1.  Grey Global Group Inc              COM         39787M108       9,872         9,922       SH                 Sole              0
------------------------------------------------------------------------------------------------------------------------------------
2.  PNC Financial Services Group
                                       COM         693475105         687        12,700       SH                 Sole              0
------------------------------------------------------------------------------------------------------------------------------------
3.  Varco Intl Inc                     COM         922122106       6,035       225,000       SH                 Sole              0
                                                                  ------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  16,594
------------------------------------------------------------------------------------------------------------------------------------


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           COLUMN 1                                  COLUMN 8
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                                              VOTING AUTHORITY
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        NAME OF ISSUER                      SOLE      SHARED      NONE
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
1.  Grey Global Group Inc                   9,922         0          0
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2.  PNC Financial Services Group
                                           12,700         0          0
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3.  Varco Intl Inc                        225,000         0          0

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